Shareholder Fees	Mar. 01, 2026 USD ($)
California Municipal Fund | California Municipal Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
California Municipal Fund | California Municipal Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
California Municipal Fund | California Municipal Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Core Fixed Income Fund | Core Fixed Income Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Core Fixed Income Fund | Core Fixed Income Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Core Fixed Income Fund | Core Fixed Income Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Core Fixed Income Fund | Core Fixed Income Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Core Fixed Income Fund | Core Fixed Income Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Core Fixed Income Fund | Core Fixed Income Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Core Plus Bond Fund | Core Plus Bond Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Core Plus Bond Fund | Core Plus Bond Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Core Plus Bond Fund | Core Plus Bond Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Core Plus Bond Fund | Core Plus Bond Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Core Plus Bond Fund | Core Plus Bond Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Diversified Income Fund | Diversified Income Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Diversified Income Fund | Diversified Income Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Diversified Income Fund | Diversified Income Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Diversified Income Fund | Diversified Income Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Diversified International Fund | Diversified International Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Diversified International Fund | Diversified International Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Diversified International Fund | Diversified International Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Diversified International Fund | Diversified International Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Diversified International Fund | Diversified International Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Diversified International Fund | Diversified International Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Equity Income Fund | Equity Income Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Equity Income Fund | Equity Income Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Equity Income Fund | Equity Income Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Equity Income Fund | Equity Income Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Equity Income Fund | Equity Income Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Equity Income Fund | Equity Income Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Finisterre Emerging Markets Total Return Bond Fund | Finisterre Emerging Markets Total Return Bond Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Global Emerging Markets Fund | Global Emerging Markets Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Global Emerging Markets Fund | Global Emerging Markets Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Government Money Market Fund | Government Money Market Fund Class R-6
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
High Yield Fund | High Yield Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
High Yield Fund | High Yield Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
High Yield Fund | High Yield Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
High Yield Fund | High Yield Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Inflation Protection Fund | Inflation Protection Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	1.00%
Inflation Protection Fund | Inflation Protection Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Inflation Protection Fund | Inflation Protection Fund, Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Inflation Protection Fund | Inflation Protection Fund, Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
International Bond Fund | International Bond Fund Class R-6
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
International Equity Fund | International Equity Fund, Class R-6
Prospectus [Line Items]
Shareholder Fee, Other	0
International Equity Fund | International Equity Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
International Equity Fund | International Equity Fund, Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	0
International Equity Fund | International Equity Fund, Class R-5
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
LargeCap Growth Fund I | LargeCap Growth Fund I, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
LargeCap Growth Fund I | LargeCap Growth Fund I, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.50%
Maximum Deferred Sales Charge (as a percentage)	0.25%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap Value Fund III | LargeCap Value Fund III, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	1.00%
LargeCap Value Fund III | LargeCap Value Fund III, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap Value Fund III | LargeCap Value Fund III, Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
LargeCap Value Fund III | LargeCap Value Fund III, Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap Fund | MidCap Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
MidCap Fund | MidCap Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
MidCap Fund | MidCap Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
MidCap Fund | MidCap Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap Fund | MidCap Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap Fund | MidCap Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap Fund | MidCap Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	1.00%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap Value Fund I | MidCap Value Fund I, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
MidCap Value Fund I | MidCap Value I Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
MidCap Value Fund I | MidCap Value I Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap Value Fund I | MidCap Value I Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap Value Fund I | MidCap Value I Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
MidCap Value Fund I | MidCap Value Fund I , Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Money Market Fund | Money Market Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Money Market Fund | Money Market Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Overseas Fund | Overseas Fund, Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Overseas Fund | Overseas Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Class R-5
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	0
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Class R-5
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Class R-5
Prospectus [Line Items]
Shareholder Fee, Other	0
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Class R-5
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	0
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Class R-5
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	1.00%
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Class R-5
Prospectus [Line Items]
Shareholder Fee, Other	0
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065 Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Class R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Real Estate Securities Fund | Real Estate Securities Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Real Estate Securities Fund | Real Estate Securities Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Real Estate Securities Fund | Real Estate Securities Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Real Estate Securities Fund | Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Real Estate Securities Fund | Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Real Estate Securities Fund | Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Real Estate Securities Fund | Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class J [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Short-Term Income Fund | Short-Term Income Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Short-Term Income Fund | Short-Term Income Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Short-Term Income Fund | Short-Term Income Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Short-Term Income Fund | Short-Term Income Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Short-Term Income Fund | Short-Term Income Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Short-Term Income Fund | Short-Term Income Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Fund | SmallCap Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%
SmallCap Fund | SmallCap Fund, Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
SmallCap Fund | SmallCap Fund, Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Fund | SmallCap Fund, Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Fund | SmallCap Fund, Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Fund | SmallCap Fund, Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Growth Fund I | SmallCap Growth I Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	1.00%
SmallCap Growth Fund I | SmallCap Growth I Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Growth Fund I | SmallCap Growth I Fund, Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Growth Fund I | SmallCap Growth I Fund, Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Growth Fund I | SmallCap Growth Fund I, Class R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	1.00%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Value Fund II | SmallCap Value II Fund, Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	1.00%
SmallCap Value Fund II | SmallCap Value II Fund, Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Value Fund II | SmallCap Value II Fund, Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Value Fund II | SmallCap Value II Fund, Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
SmallCap Value Fund II | SmallCap Value Fund II, Class R-6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage)	0.00%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Institutional
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%